Lease Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessee	The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥5,455	¥4,971	¥4,816
Interest on lease liabilities	460	240	198
Operating lease cost	99,939	91,276	81,206

Information of Lease Transactions as a Lessee
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2021 and 2022:

	2021	2022
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥331	¥262
Operating cash flows from operating leases	102,982	107,047
Financing cash flows from finance leases	7,709	7,426
Right-of-use assets obtained in exchange for new finance lease liabilities	3,487	4,055
Right-of-use assets obtained in exchange for new operating lease liabilities	50,564	48,095
Weighted-average remaining lease term:
Finance leases	4.1 years	3.6 years
Operating leases	8.3 years	8.0 years
Weighted-average discount rate:
Finance leases	0.87%	0.77%
Operating leases	0.97%	0.76%

Maturities of Lease Liabilities as a Leasee
Maturities of lease liabilities as of March 31, 2022 are as follows:

	Finance leases	Operating leases
	(in millions)
2023	¥6,250	¥89,016
2024	4,583	70,274
2025	2,395	51,582
2026	1,532	40,012
2027	839	28,138
2028 and thereafter	916	124,388
Total undiscounted cash flows	16,515	403,410
Difference between undiscounted and discounted cash flows	(411)	(19,227)
Amount on balance sheet	¥16,104	¥384,183

Profit or Loss of Lease Transactions as a Lessor
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥119,010	¥122,810	¥116,430
Operating leases:
Lease income	7,856	3,663	4,202
Total	¥126,866	¥126,473	¥120,632

Component of Direct Financing Lease Transactions
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2021 and 2022.

	2021	2022
	(in millions)
Lease receivables (undiscounted)	¥1,913,852	¥1,855,125
Adjustments:
Discounted unguaranteed residual value	15,435	12,439
Initial direct cost on sales type and direct financing leases	27,869	27,695
Deferred selling profit	(313,784)	(306,316)
Net investment in sales type and direct financing leases	¥1,643,372	¥1,588,943

Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions
The following table presents maturity of the lease payment receivables of sales type and direct financing lease transactions as of March 31, 2022:

Lease receivables
(in millions)
2023	¥452,739
2024	428,280
2025	348,436
2026	264,847
2027	170,471
2028 and thereafter	190,352
Total undiscounted cash flows	1,855,125
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(266,182)
Amount on balance sheet	¥1,588,943